PROVISIONS AND CONTINGENT LIABILITIES - Narrative (Details) - USD ($)	Oct. 20, 2016	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [line items]
Expected reimbursements on provisions		$ 0	$ 0
Contingent assets recognized for expected reimbursements of provisions		$ 0	$ 0
Legal proceedings contingent liability
Disclosure of other provisions [line items]
Settlement paid	$ 1,900,000